Consolidated Statements Of Expenses (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		93 Months Ended	102 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2012	Oct. 31, 2011	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2012	Oct. 31, 2012
Expenses
Mineral property expenses	$ 37,987	$ 85,387	$ 220,872	$ 215,795	$ 355,653	$ 52,452	$ 433,755	$ 654,627
Bad debt expense	0	0	0	0	0	0	559,483	559,483
Depreciation expense	440	440	1,321	503	944	0	944	2,265
General and administrative expenses	170,803	222,960	861,616	773,824	940,985	489,756	2,089,166	2,950,782
Total operating expenses	209,230	308,787	1,083,809	990,122	1,297,582	542,208	3,083,348	4,167,157
Loss from operations	(209,230)	(308,787)	(1,083,809)	(990,122)	(1,297,582)	(542,208)	(3,083,348)	(4,167,157)
Other income (expenses):
Interest income	154	571	828	1,603	2,060	271	2,351	3,179
Interest expense	0	0	0	0	0	(1,621)	(1,763)	(1,763)
Realized and unrealized gain on derivatives, net	157,765	176,140	1,839,763	690,095	1,032,704	(1,062,247)	(29,543)	1,810,220
Amortization of debt discount	0	0	0	0	0	(9,618)	(9,618)	(9,618)
Foreign currency exchange loss	(369)	0	(590)	0				(590)
Total other income (expenses)	157,550	176,711	1,840,001	691,698	1,034,764	(1,073,215)	(38,573)	1,801,428
Net income (loss)	$ (51,680)	$ (132,076)	$ 756,192	$ (298,424)	$ (262,818)	$ (1,615,423)	$ (3,121,921)	$ (2,365,729)
Income (loss) per common share:
Income (loss) per common share - basic and diluted	$ 0.00	$ 0.00	$ 0.01	$ 0.00	$ 0.00	$ (0.03)
Weighted average number of common shares outstanding - basic and diluted	115,127,084	109,443,018	114,132,579	102,791,334	104,474,612	62,444,953